SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Share capital:

	December 31,
	2019		2018
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	25,754,297	150,000,000	25,754,297

Schedule of Changes in Share Capital
Share capital issued and outstanding:
	Number of shares	NIS par value
Outstanding at January 1, 2018	25,750,547	515,011

Exercise of options	3,750	75

Outstanding at December 31, 2018	25,754,297	515,086

Exercise of options	-	-

Outstanding at December 31, 2019	25,754,297	515,086

Schedule of Composition Non-Controlling Interests
Composition of non-controlling interests in the statement of financial position:

	December 31,
	2019	2018

Balance at January 1,	$253	$-

Shares issuance to non-controlling interests	10,042	160

Share-based compensation	764	147

Benefit to non-controlling interests regarding Share-based compensation	17	-

Loss attributed to non-controlling interests	(1,003)	(54)

Balance at December 31,	$10,073	$253